Employee Benefits (Details 4)	12 Months Ended
	Dec. 31, 2025 shares R$ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement	17,590,651,000	18,638,934,000	20,779,764,000
Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Number of share options outstanding in share-based payment arrangement	6,239,923,000
Date of grant 2022 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	10 years
Date of grant 2022 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2022 [Member] | Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 2.71
Remaining expected life	2 years 2 months 1 day
Number of share options outstanding in share-based payment arrangement	3,548,762,000
Date of grant 2022 [Member] | Performance share units (PSUs) [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Expected volatility, share options granted	83.30%
Risk free interest rate, share options granted	4.34%
Date of grant 2022 [Member] | Performance share units (PSUs) [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Expected volatility, share options granted	76.50%
Risk free interest rate, share options granted	2.18%
Date of grant 2023 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	9 years
Date of grant 2023 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2023 [Member] | Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 4.06
Remaining expected life	2 years 2 months 19 days
Number of share options outstanding in share-based payment arrangement	842,481,000
Date of grant 2023 [Member] | Performance share units (PSUs) [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years 3 months 18 days
Expected volatility, share options granted	83.40%
Risk free interest rate, share options granted	5.60%
Date of grant 2023 [Member] | Performance share units (PSUs) [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year 4 months 24 days
Expected volatility, share options granted	73.80%
Risk free interest rate, share options granted	3.95%
Date of grant 2024 [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	8 years
Date of grant 2024 [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2024 [Member] | Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 11.64
Remaining expected life	2 years 8 months 12 days
Number of share options outstanding in share-based payment arrangement	1,223,892,000
Date of grant 2024 [Member] | Performance share units (PSUs) [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Expected volatility, share options granted	77.90%
Risk free interest rate, share options granted	5.32%
Date of grant 2024 [Member] | Performance share units (PSUs) [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Expected volatility, share options granted	42.70%
Risk free interest rate, share options granted	3.72%
Date of grant 2025 | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Date of grant 2025 | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Date of grant 2025 | Performance share units (PSUs) [Member]
Disclosure of defined benefit plans [line items]
Wheighted average fair value | R$ / shares	R$ 6.33
Remaining expected life	2 years 7 months 24 days
Number of share options outstanding in share-based payment arrangement	624,788,000
Date of grant 2025 | Performance share units (PSUs) [Member] | Top of range
Disclosure of defined benefit plans [line items]
Vesting conditions	5 years
Expected volatility, share options granted	67.30%
Risk free interest rate, share options granted	4.11%
Date of grant 2025 | Performance share units (PSUs) [Member] | Bottom of range
Disclosure of defined benefit plans [line items]
Vesting conditions	1 year
Expected volatility, share options granted	55.00%
Risk free interest rate, share options granted	3.35%